Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,266,789)	$ (546,831)	$ (3,430,642)	$ 58,191
Operating activities:
Accrued interest expense from convertible notes			264,445	3,500
Change in operating assets and liabilities:
Accounts payable, related party				(84,920)
Income taxes payable			(15,842)	14,237
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	11,281	9,768	39,783	20,819
Interest expense from convertible promissory notes	140,740	35,389
Amortization of operating right of use assets	54,417		32,468
Change in fair value of earnouts	49,861
Change in operating assets and liabilities:
Accounts receivable	(12,119,471)	(200)	(251,894)
Inventories	(2,772,477)	(466,000)	(1,768,072)
Contract assets	(31,141)	(1,024,684)	(1,682,289)
Prepaid expenses and other current assets	(210,482)	(9,164)	(32,705)	581,979
Amount due from a related party	140		(140)
Security deposits	(573,807)	(27,420)	(29,909)
Accounts payable	17,889,066		1,396,861
Contract liabilities	(505,850)	601,000	649,423	(609,202)
Other payables and accrued liabilities	214,054	65,493	155,526	20,572
Other payable – related party	(77,208)	(25,000)	26,168	25,000
Operating lease liabilities	(45,793)		(33,260)
Net cash used in operating activities	(243,459)	(1,387,649)	(4,680,079)	30,176
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(35,000)	(4,144)	(8,743)	(66,899)
Net cash used in investing activities	(35,000)	(4,144)	(8,743)	(66,899)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments to short-term loans – related party		(91,235)	(91,235)	(154,322)
Repayments to short-term loans	(291,208)
Principal payments of long-term loan	(4,668)	(2,774)	(15,967)	(5,848)
Proceeds from convertible promissory note	9,000,000		4,000,000	2,000,000
Proceeds from reverse recapitalization, net of payments of transaction costs	19,710,288
Payments of deferred transaction costs	(131,400)	(111,815)	(441,377)
Net cash provided by (used in) financing activities	28,283,012	(205,824)	3,451,421	1,839,830
NET CHANGE IN CASH	28,004,553	(1,597,617)	(1,237,401)	1,803,107
CASH AND RESTRICTED CASH, beginning of the period	587,448	1,824,849	1,824,849	21,742
CASH AND RESTRICTED CASH, end of the period	28,592,001	227,232	587,448	1,824,849
CASH AND RESTRICTED CASH, end of the period reconciliation:
Cash and cash equivalents	9,180,356	227,232	587,448
Restricted cash	19,411,645
CASH AND RESTRICTED CASH, end of the period	28,592,001	227,232	587,448	1,824,849
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax	50		35,670
Cash paid for interest	4,073	2,626	13,662	7,104
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Purchase of equipment through long-term loans				127,300
Initial recognition of operating right-of-use assets and lease liabilities	750,338		438,226
Modification of operating right-of-use assets and lease liabilities	121,655
Conversion of convertible promissory notes into common stock	15,408,685
Reverse recapitalization transaction costs net against additional-paid in capital	893,577
Deferred transaction costs included in other payables and accrued liabilities	300,000	8,000	$ 20,800
Initial recognition of earnout liabilities	$ 5,688,007